Consolidated Quarterly Holdings Report
for
Fidelity Advisor® New Insights Fund
March 31, 2026
ANIF-NPRT1-0526
1.799846.122
Common Stocks - 91.1%
	Shares	Value ($)
AUSTRALIA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Atomic Eagle Ltd (b)	801,920	244,849
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Brambles Ltd	79,130	1,241,889
Clean TeQ Water Ltd (b)	2,679	671
TOTAL INDUSTRIALS		1,242,560
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	132,400	12,890,464
TOTAL AUSTRALIA		14,377,873
BELGIUM - 0.6%
Health Care - 0.6%
Pharmaceuticals - 0.6%
UCB SA	437,654	131,863,724
BRAZIL - 0.6%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc (b)	3,569	6,170,872
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras ADR	192,600	3,996,450
Financials - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA ADR	895,644	7,505,497
NU Holdings Ltd/Cayman Islands Class A (b)	2,350,084	33,770,707
		41,276,204
Capital Markets - 0.0%
Banco BTG Pactual SA unit	220,222	2,393,177
TOTAL FINANCIALS		43,669,381
Materials - 0.4%
Metals & Mining - 0.4%
Wheaton Precious Metals Corp	626,911	82,290,237
TOTAL BRAZIL		136,126,940
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (b)	172,100	3,236,386
CANADA - 3.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Dollarama Inc	24,887	3,054,387
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (b)	167,200	13,644,270
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	85,200	4,744,766
TOTAL CONSUMER DISCRETIONARY		21,443,423
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cameco Corp (United States)	296,706	32,225,239
Canadian Natural Resources Ltd (e)	1,254,714	61,206,881
Cenovus Energy Inc	166,500	4,418,935
GoviEx Uranium Inc (b)(f)	23,200	1,743
Imperial Oil Ltd	166,800	21,847,910
PrairieSky Royalty Ltd	39,000	902,739
Suncor Energy Inc	111,300	7,361,594
TOTAL ENERGY		127,965,041
Financials - 0.5%
Banks - 0.2%
Royal Bank of Canada	194,162	31,387,500
Toronto Dominion Bank	103,730	9,687,730
		41,075,230
Insurance - 0.3%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	30,460	51,901,335
Intact Financial Corp	102,285	18,534,974
		70,436,309
TOTAL FINANCIALS		111,511,539
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (b)	192,400	11,188,060
Health Care Equipment & Supplies - 0.0%
I-Pulse Inc (b)(c)(d)	58,562	148,162
I-Pulse Inc (b)(c)(d)	2,927	527
		148,689
TOTAL HEALTH CARE		11,336,749
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	98,345	27,742,466
IT Services - 0.4%
Shopify Inc Class A (b)	751,325	89,147,944
Software - 0.0%
Descartes Systems Group Inc/The (United States) (b)	74,300	5,316,908
TOTAL INFORMATION TECHNOLOGY		122,207,318
Materials - 1.6%
Metals & Mining - 1.6%
Agnico Eagle Mines Ltd/CA	188,389	38,239,812
Alamos Gold Inc Class A	242,395	10,784,147
Barrick Mining Corp (United States)	277,400	11,315,146
Franco-Nevada Corp	518,325	128,342,352
Franco-Nevada Corp (United States)	87,000	21,493,350
G Mining Ventures Corp (b)	179,235	6,290,168
Lundin Gold Inc	418,910	32,013,746
Novagold Resources Inc (b)	394,469	3,553,085
Orla Mining Ltd	6,207,203	99,816,786
TOTAL MATERIALS		351,848,592
TOTAL CANADA		746,312,662
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lundin Mining Corp	39,800	992,496
CHINA - 0.3%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd	20,451	1,289,893
Consumer Discretionary - 0.1%
Automobiles - 0.1%
BYD Co Ltd H Shares	2,532,500	34,622,662
Industrials - 0.2%
Electrical Equipment - 0.2%
Contemporary Amperex Technology Co Ltd A Shares (China)	586,100	34,723,473
TOTAL CHINA		70,636,028
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mines Ltd Class A (b)(e)	4,134,023	35,334,292
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (b)	29,200	6,678,916
Damora Therapeutics Inc (b)	23,800	616,420

TOTAL DENMARK		7,295,336
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (b)	1,061,129	34,932,367
Information Technology - 0.0%
Communications Equipment - 0.0%
Nokia Oyj ADR	666,300	5,357,052
TOTAL FINLAND		40,289,419
FRANCE - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
EssilorLuxottica SA	33,763	7,867,627
Industrials - 0.0%
Aerospace & Defense - 0.0%
Dassault Aviation SA	10,970	4,083,063
TOTAL FRANCE		11,950,690
GERMANY - 0.1%
Financials - 0.0%
Insurance - 0.0%
Allianz SE	2,604	1,099,717
Industrials - 0.1%
Aerospace & Defense - 0.1%
Rheinmetall AG	12,100	20,410,114
Electrical Equipment - 0.0%
Siemens Energy AG	27,542	4,749,606
TOTAL INDUSTRIALS		25,159,720
TOTAL GERMANY		26,259,437
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	15,400	550,242
Insurance - 0.0%
Accelerant Holdings Class A (b)	30,300	404,807
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		955,049
INDIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho	29,364	44,867
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (b)	2,766,561	6,908,543
Specialty Retail - 0.0%
Lenskart Solutions Ltd (b)	216,358	1,172,677
TOTAL CONSUMER DISCRETIONARY		8,126,087
Financials - 0.0%
Banks - 0.0%
HDFC Bank Ltd ADR	55,850	1,389,548
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Max Healthcare Institute Ltd	352,100	3,667,071
TOTAL INDIA		13,182,706
ISRAEL - 0.1%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Industries Ltd ADR (b)	346,243	10,428,839
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Camtek Ltd/Israel (b)(e)	94,900	14,387,789
TOTAL ISRAEL		24,816,628
ITALY - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Brunello Cucinelli SpA (e)	281,226	24,577,512
Industrials - 0.1%
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR	418,612	24,195,774
Information Technology - 0.0%
Software - 0.0%
Bending Spoons SpA Class C (c)(d)	19,500	1,323,945
TOTAL ITALY		50,097,231
JAPAN - 0.5%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Toyota Motor Corp	51,900	1,078,863
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	219,635	1,339,829
Specialty Retail - 0.1%
Fast Retailing Co Ltd	24,882	9,831,039
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	346,494	9,315,531
TOTAL CONSUMER DISCRETIONARY		21,565,262
Financials - 0.0%
Banks - 0.0%
Sumitomo Mitsui Financial Group Inc	42,600	1,400,702
Industrials - 0.3%
Industrial Conglomerates - 0.1%
Hitachi Ltd	1,057,752	31,029,674
Machinery - 0.2%
Daifuku Co Ltd	541,200	19,109,274
Mitsubishi Heavy Industries Ltd	528,380	14,518,118
		33,627,392
Trading Companies & Distributors - 0.0%
ITOCHU Corp	227,810	2,897,855
TOTAL INDUSTRIALS		67,554,921
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advantest Corp	105,873	14,611,180
Disco Corp	42,600	17,363,049
TOTAL INFORMATION TECHNOLOGY		31,974,229
TOTAL JAPAN		122,495,114
KOREA (SOUTH) - 0.5%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Hyundai Motor Co	116,203	36,446,448
Kia Corp	15,610	1,569,128
		38,015,576
Broadline Retail - 0.0%
Coupang Inc Class A (b)	928,740	17,534,611
TOTAL CONSUMER DISCRETIONARY		55,550,187
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
SK Hynix Inc	96,130	55,529,475
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	19,000	2,262,550
TOTAL INFORMATION TECHNOLOGY		57,792,025
TOTAL KOREA (SOUTH)		113,342,212
NETHERLANDS - 0.9%
Communication Services - 0.0%
Entertainment - 0.0%
Universal Music Group NV	474,912	9,218,432
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (b)	134,732	98,388,043
Newamsterdam Pharma Co NV (b)	13,400	428,934
TOTAL HEALTH CARE		98,816,977
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASM International NV	13,600	10,308,158
ASML Holding NV	20,800	27,658,938
ASML Holding NV depository receipt	22,700	29,982,842
BE Semiconductor Industries NV	20,500	4,390,974
NXP Semiconductors NV	100,300	19,745,058
TOTAL INFORMATION TECHNOLOGY		92,085,970
TOTAL NETHERLANDS		200,121,379
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	1,223,130	13,712,167
SWEDEN - 0.0%
Industrials - 0.0%
Building Products - 0.0%
Assa Abloy AB B Shares	28,900	1,044,674
Information Technology - 0.0%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson B Shares	116,100	1,323,567
TOTAL SWEDEN		2,368,241
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (b)	361,125	12,285,473
TAIWAN - 1.4%
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
Taiwan Semiconductor Manufacturing Co Ltd	134,000	7,760,993
Taiwan Semiconductor Manufacturing Co Ltd ADR	953,100	322,100,145

TOTAL TAIWAN		329,861,138
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	18,700	9,752,424
UNITED KINGDOM - 0.5%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Games Workshop Group PLC	3,982	941,332
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	219,440	15,169,887
Financials - 0.1%
Banks - 0.1%
Starling Bank Ltd (c)(d)	3,787,848	10,227,735
Financial Services - 0.0%
Revolut Group Holdings Ltd (b)(c)(d)	6,700	9,330,688
TOTAL FINANCIALS		19,558,423
Health Care - 0.2%
Pharmaceuticals - 0.2%
Astrazeneca PLC	149,100	29,155,014
Astrazeneca PLC (United States)	32,300	6,370,206
TOTAL HEALTH CARE		35,525,220
Industrials - 0.2%
Aerospace & Defense - 0.2%
Rolls-Royce Holdings PLC	2,684,664	40,786,556
TOTAL UNITED KINGDOM		111,981,418
UNITED STATES - 81.5%
Communication Services - 19.9%
Entertainment - 2.9%
Liberty Media Corp-Liberty Formula One Class C (b)	170,292	14,478,226
Live Nation Entertainment Inc (b)	124,326	18,960,958
Netflix Inc (b)	6,166,400	592,899,360
ROBLOX Corp Class A (b)	224,732	12,710,842
Spotify Technology SA (b)	62,800	30,452,348
Walt Disney Co/The	77,886	7,506,653
Warner Bros Discovery Inc (b)	272,914	7,494,218
		684,502,605
Interactive Media & Services - 16.9%
Alphabet Inc Class A	6,100,960	1,754,392,058
Epic Games Inc (b)(c)(d)	23,900	10,689,036
Meta Platforms Inc Class A	3,742,616	2,141,262,892
Reddit Inc Class A (b)	142,823	19,231,117
Reddit Inc Class B (b)	87,201	11,741,615
Snap Inc Class A (b)	760,200	3,496,919
		3,940,813,637
Media - 0.1%
EchoStar Corp Class A (b)	177,422	20,770,794
Omnicom Group Inc (e)	101,666	7,656,466
		28,427,260
TOTAL COMMUNICATION SERVICES		4,653,743,502
Consumer Discretionary - 7.7%
Automobiles - 0.1%
General Motors Co	107,893	8,038,029
Rad Power Bikes Inc (b)(c)(d)	474,452	4
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	488,383	5
Tesla Inc (b)	52,897	19,664,460
		27,702,498
Broadline Retail - 4.5%
Amazon.com Inc (b)	5,120,200	1,066,384,054
Diversified Consumer Services - 0.0%
Duolingo Inc Class A (b)	44,100	4,346,936
Hotels, Restaurants & Leisure - 1.3%
Airbnb Inc Class A (b)	214,207	27,050,060
Black Rock Coffee Bar Inc Class A	16,000	206,720
Carnival Corp	307,521	7,958,643
Cava Group Inc (b)(e)	160,625	12,994,563
DoorDash Inc Class A (b)	27,700	4,159,155
DraftKings Inc Class A (b)	348,100	7,525,922
Dutch Bros Inc Class A (b)	34,893	1,767,679
Flutter Entertainment PLC (b)	69,300	7,065,135
Hilton Worldwide Holdings Inc	438,065	133,206,805
Starbucks Corp	159,181	14,261,026
Viking Holdings Ltd (b)	974,789	71,627,496
Wynn Resorts Ltd	100,300	10,185,465
Yum! Brands Inc	23,100	3,591,588
		301,600,257
Household Durables - 0.3%
Blu Homes Inc (b)(c)(d)	98,215,581	30,446
DR Horton Inc	59,675	8,188,604
PulteGroup Inc	232,524	27,347,148
SharkNinja Inc (b)	206,800	21,900,120
Somnigroup International Inc	254,842	18,837,921
		76,304,239
Specialty Retail - 1.4%
Bob's Discount Furniture Inc	36,400	427,700
Dick's Sporting Goods Inc	400	79,316
Fanatics Inc Class A (b)(c)(d)	372,921	31,232,134
Home Depot Inc/The	107,200	35,257,008
O'Reilly Automotive Inc (b)	781,295	72,121,341
TJX Cos Inc/The	999,851	159,676,205
Urban Outfitters Inc (b)	77,379	4,901,960
Warby Parker Inc Class A (b)	747,200	15,743,504
		319,439,168
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp (b)	12,100	1,211,089
Ralph Lauren Corp Class A	45,867	15,777,789
		16,988,878
TOTAL CONSUMER DISCRETIONARY		1,812,766,030
Consumer Staples - 1.6%
Beverages - 0.6%
Coca-Cola Co/The	1,446,337	109,993,929
Keurig Dr Pepper Inc	558,534	14,706,200
PepsiCo Inc	39,000	6,056,310
Vita Coco Co Inc/The (b)	232,300	11,129,493
		141,885,932
Consumer Staples Distribution & Retail - 0.7%
Casey's General Stores Inc	47,523	34,590,091
Chobani Inc Class A (c)(d)(g)	1,177	5,077,884
Costco Wholesale Corp	50,133	49,954,025
Dollar Tree Inc (b)	332,300	36,390,173
Maplebear Inc (b)	181,600	6,802,736
Sprouts Farmers Market Inc (b)	70,200	5,414,526
Walmart Inc	107,602	13,372,777
		151,602,212
Food Products - 0.0%
Once Upon a Farm PBC (b)	113,500	1,855,725
Smithfield Foods Inc	4,045	113,139
		1,968,864
Personal Care Products - 0.0%
elf Beauty Inc (b)	7,400	448,514
Estee Lauder Cos Inc/The Class A	105,669	7,583,864
		8,032,378
Tobacco - 0.3%
Philip Morris International Inc	395,915	65,460,586
TOTAL CONSUMER STAPLES		368,949,972
Energy - 2.3%
Energy Equipment & Services - 0.0%
WaterBridge Infrastructure LLC Class A	97,800	2,620,062
Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy Inc	271,000	76,898,960
Chevron Corp	281,000	58,138,900
ConocoPhillips	754,020	99,530,640
Exxon Mobil Corp	748,100	126,922,646
Marathon Petroleum Corp	89,700	21,902,946
Phillips 66	76,200	13,882,116
Shell PLC ADR	1,279,038	118,950,534
Valero Energy Corp	105,400	26,042,232
		542,268,974
TOTAL ENERGY		544,889,036
Financials - 10.5%
Banks - 2.8%
Bancorp Inc/The (b)	273,300	14,684,409
Bank of America Corp	1,500,800	73,164,000
Citigroup Inc	663,647	75,264,206
JPMorgan Chase & Co	676,632	199,038,069
Pathward Financial Inc	121,200	10,814,676
Wells Fargo & Co	3,485,716	277,497,851
		650,463,211
Capital Markets - 1.1%
Bank of New York Mellon Corp/The	719,539	85,358,912
Cboe Global Markets Inc	90,260	25,369,378
Charles Schwab Corp/The	245,067	23,031,397
Goldman Sachs Group Inc/The	30,914	26,152,935
Interactive Brokers Group Inc Class A	108,151	7,253,687
Moody's Corp	29,730	12,969,713
Morgan Stanley	361,323	59,462,926
Tulco LLC (b)(c)(d)(g)	17,377	10,263,204
		249,862,152
Consumer Finance - 0.3%
American Express Co	187,751	56,790,922
Capital One Financial Corp	112,392	20,503,673
		77,294,595
Financial Services - 5.2%
Apollo Global Management Inc	105,200	11,721,384
Berkshire Hathaway Inc Class A (b)	1,332	956,562,481
Mastercard Inc Class A	160,700	80,295,362
Toast Inc Class A (b)	1,234,083	32,715,540
Visa Inc Class A	499,226	150,886,066
		1,232,180,833
Insurance - 1.1%
American Financial Group Inc/OH	26,200	3,346,002
Arthur J Gallagher & Co	154,034	33,360,684
Chubb Ltd	430,612	140,349,369
Progressive Corp/The	64,240	12,734,938
Travelers Companies Inc/The	263,290	76,796,427
		266,587,420
TOTAL FINANCIALS		2,476,388,211
Health Care - 6.4%
Biotechnology - 2.3%
AbbVie Inc	73,541	15,994,432
Alnylam Pharmaceuticals Inc (b)	381,380	126,187,201
Amgen Inc	6,600	2,322,210
Apogee Therapeutics Inc (b)	59,300	4,991,281
BeOne Medicines Ltd ADR (b)	88,740	26,353,118
Biogen Inc (b)	26,700	4,894,911
Caris Life Sciences Inc (b)	132,267	2,364,934
Celldex Therapeutics Inc (b)	88,600	2,810,392
Cytokinetics Inc (b)	138,684	9,140,662
Gilead Sciences Inc	1,399,176	195,003,159
Immunome Inc (b)	66,400	1,452,168
Immunovant Inc (b)	125,963	3,128,921
Insmed Inc (b)	128,419	20,999,075
Kiniksa Pharmaceuticals International Plc Class A (b)	233,400	11,238,210
Kymera Therapeutics Inc (b)	300,600	25,036,974
Legend Biotech Corp ADR (b)	1,273,371	23,035,281
Light Sciences Oncology Inc (b)(d)	2,708,254	27
Madrigal Pharmaceuticals Inc (b)	2,700	1,413,369
Mirum Pharmaceuticals Inc (b)	7,420	685,460
Moderna Inc (b)	450,300	22,875,240
Natera Inc (b)	4,400	879,956
Nuvalent Inc Class A (b)	111,900	11,464,155
Praxis Precision Medicines Inc (b)	8,500	2,738,615
PTC Therapeutics Inc (b)(e)	17,600	1,199,088
Roivant Sciences Ltd (b)	293,759	8,137,124
Soleno Therapeutics Inc (b)	314,299	10,522,731
United Therapeutics Corp (b)	7,900	4,684,542
Vaxcyte Inc (b)	214,400	12,458,784
		552,012,020
Health Care Equipment & Supplies - 1.1%
Alcon AG (United States)	7,973	600,766
Artivion Inc (b)	292,900	10,725,998
Boston Scientific Corp (b)	893,208	56,048,802
Edwards Lifesciences Corp (b)	28,300	2,266,264
Glaukos Corp (b)	4,905	528,072
Globus Medical Inc Class A (b)	26,800	2,309,088
Insulet Corp (b)	14,486	3,039,742
Intuitive Surgical Inc (b)	103,551	47,735,975
iRhythm Technologies Inc (b)	14,900	1,758,498
Medline Inc Class A	870,715	38,746,818
Penumbra Inc (b)	27,541	9,043,638
ResMed Inc	4,700	1,055,056
Stryker Corp	36,700	12,059,253
TransMedics Group Inc (b)	614,300	61,067,563
		246,985,533
Health Care Providers & Services - 0.9%
CVS Health Corp	253,577	18,211,900
Ensign Group Inc/The	158,900	32,018,350
HCA Healthcare Inc	104,773	49,582,775
LifeStance Health Group Inc (b)	995,500	6,341,335
McKesson Corp	46,900	40,585,384
Tenet Healthcare Corp (b)	369,957	69,814,585
		216,554,329
Health Care Technology - 0.0%
Veeva Systems Inc Class A (b)	3,300	579,678
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific Inc	53,800	26,444,314
Veterinary Emergency Group (b)(c)(d)(g)	184,081	18,108,048
		44,552,362
Pharmaceuticals - 1.9%
Eli Lilly & Co	413,603	380,419,631
GSK PLC	1,305,600	35,963,377
GSK PLC ADR	125,900	6,948,421
Jazz Pharmaceuticals PLC (b)	6,800	1,285,540
Johnson & Johnson	39,500	9,655,380
MBX Biosciences Inc (b)	63,900	1,907,415
Merck & Co Inc	2,200	264,638
Roche Holding AG	13,980	5,579,290
Structure Therapeutics Inc ADR (b)	248,100	11,958,420
		453,982,112
TOTAL HEALTH CARE		1,514,666,034
Industrials - 10.1%
Aerospace & Defense - 4.1%
ATI Inc (b)	250,379	36,420,129
Axon Enterprise Inc (b)	37,645	15,987,455
Beta Technologies Inc (h)	826,514	12,149,756
Beta Technologies Inc Class A (b)	141,100	2,074,170
Boeing Co (b)	239,200	47,607,976
Carpenter Technology Corp	122,754	48,383,489
FTAI Aviation Ltd	60,900	14,920,500
GE Aerospace	631,103	179,088,098
General Dynamics Corp	35,600	12,218,632
Howmet Aerospace Inc	638,477	147,143,409
Karman Holdings Inc (b)(e)	610,900	48,902,545
L3Harris Technologies Inc	6,900	2,381,535
Loar Holdings Inc (b)(e)	24,641	1,411,683
Northrop Grumman Corp	23,500	16,032,640
Relativity Space Inc (b)(c)(d)	5,598	5,934
Relativity Space Inc warrants 11/1/2030 (b)(c)(d)	132	133
Rocket Lab Corp	55,107	3,538,972
RTX Corp	27,700	5,343,330
Space Exploration Technologies Corp (b)(c)(d)	652,450	343,573,646
StandardAero Inc (b)	41,500	1,071,945
Woodward Inc	27,551	9,861,054
York Space Systems Inc (e)	31,000	687,270
		948,804,301
Air Freight & Logistics - 0.0%
FedEx Corp	18,400	6,553,712
Zipline International Inc (b)(c)(d)	74,930	4,215,562
		10,769,274
Building Products - 0.4%
Simpson Manufacturing Co Inc	3,100	532,022
Tecnoglass Inc	757,348	33,739,853
Trane Technologies PLC	125,628	52,354,213
		86,626,088
Commercial Services & Supplies - 0.2%
Cintas Corp	7,666	1,296,627
Clean Harbors Inc (b)	5,100	1,462,323
GFL Environmental Inc Subordinate Voting Shares	1,289,025	53,771,922
		56,530,872
Construction & Engineering - 1.0%
API Group Corp (b)	166,100	6,730,372
Bowman Consulting Group Ltd (b)	337,500	9,598,500
Comfort Systems USA Inc	2,300	3,171,677
Construction Partners Inc Class A (b)	336,800	37,425,216
EMCOR Group Inc	116,700	86,160,777
Legence Corp Class A	16,800	948,528
Quanta Services Inc	183,300	100,635,366
		244,670,436
Electrical Equipment - 2.3%
Bloom Energy Corp Class A (b)	62,300	8,441,027
Eaton Corp PLC	182,165	65,154,956
Forgent Power Solutions Inc Class A	508,300	14,877,941
GE Vernova Inc	401,719	350,660,515
Nextpower Inc Class A (b)	690,900	83,287,995
nVent Electric PLC	11,300	1,336,564
Vertiv Holdings Co Class A	34,400	8,619,952
		532,378,950
Ground Transportation - 0.2%
Old Dominion Freight Line Inc	265,400	51,859,160
Industrial Conglomerates - 0.2%
3M Co	266,371	38,685,060
Machinery - 1.5%
Allison Transmission Holdings Inc	108,506	12,701,712
Caterpillar Inc	4,200	2,975,532
Deere & Co	18,800	10,590,040
Ingersoll Rand Inc	773,300	61,956,796
PACCAR Inc	31,600	3,649,800
Parker-Hannifin Corp	191,760	171,671,223
RBC Bearings Inc (b)	25,610	13,909,303
Symbotic Inc Class A (b)(e)	115,600	6,149,920
Westinghouse Air Brake Technologies Corp	279,522	69,855,343
		353,459,669
Passenger Airlines - 0.0%
Delta Air Lines Inc	45,300	3,011,544
Professional Services - 0.1%
CACI International Inc (b)	3,900	2,121,093
KBR Inc	705,700	26,012,102
UL Solutions Inc Class A (e)	79,121	6,781,461
		34,914,656
Trading Companies & Distributors - 0.1%
Ferguson Enterprises Inc	9,400	2,192,644
Herc Holdings Inc	67,500	6,719,625
QXO Inc (b)(e)	165,288	3,209,893
		12,122,162
TOTAL INDUSTRIALS		2,373,832,172
Information Technology - 20.9%
Communications Equipment - 0.9%
Arista Networks Inc (b)	1,198,530	147,155,513
Ciena Corp (b)	77,900	30,243,117
Cisco Systems Inc	14,800	1,148,332
Lumentum Holdings Inc (b)	43,000	30,218,680
		208,765,642
Electronic Equipment, Instruments & Components - 1.7%
Amphenol Corp Class A	2,304,911	291,225,505
Coherent Corp (b)	226,664	53,993,631
Corning Inc	168,400	22,897,348
Jabil Inc	31,400	8,340,782
Keysight Technologies Inc (b)	4,300	1,214,191
Mirion Technologies Inc Class A (b)	266,320	4,950,889
OSI Systems Inc (b)	68,300	18,134,333
Sanmina Corp (b)	9,100	1,179,724
TD SYNNEX Corp	7,400	1,248,454
		403,184,857
IT Services - 0.2%
Accenture PLC Class A	6,000	1,189,740
Asac II LP (b)(c)(d)	9,408,021	1,877,653
Cloudflare Inc Class A (b)	101,658	20,976,112
Snowflake Inc (b)	67,716	10,212,927
Twilio Inc Class A (b)	64,300	8,090,226
		42,346,658
Semiconductors & Semiconductor Equipment - 12.2%
Advanced Micro Devices Inc (b)	98,700	20,078,541
Analog Devices Inc	72,915	23,197,178
Applied Materials Inc	47,100	16,098,309
ARM Holdings PLC ADR (b)	63,679	9,633,359
Astera Labs Inc (b)	177,200	19,421,120
Broadcom Inc	717,499	222,073,115
Intel Corp (b)	279,474	12,333,188
KLA Corp	17,624	25,949,754
Lam Research Corp	298,200	63,713,412
MACOM Technology Solutions Holdings Inc (b)	77,900	17,299,253
Marvell Technology Inc	502,368	49,759,550
Micron Technology Inc	336,051	113,531,470
Monolithic Power Systems Inc	24,116	26,367,229
NVIDIA Corp	12,791,160	2,230,778,305
Rambus Inc (b)	22,500	1,935,675
SiTime Corp (b)	12,440	4,296,154
Teradyne Inc	3,800	1,126,548
		2,857,592,160
Software - 4.7%
Applied Intuition Inc Class A (b)(c)(d)	44,267	4,193,856
Autodesk Inc (b)	77,100	18,457,740
BitMine Immersion Technologies Inc (e)	167,600	3,315,128
Cadence Design Systems Inc (b)	241,574	67,126,167
Canva Inc Class A (b)(c)(d)	19,950	26,868,461
Circle Internet Group Inc Class A	120,701	11,516,082
Figma Inc Class A (e)	768,400	16,243,976
Fortinet Inc (b)	26,973	2,204,234
Guidewire Software Inc (b)	11,500	1,719,940
JFrog Ltd (b)	100,100	4,697,693
Magic Leap Inc Class A (b)(c)(d)	30,863	0
Magic Leap Inc warrants (b)(c)(d)	46,794	0
Microsoft Corp	2,246,935	831,747,929
OpenAI Group Pbc Class A (c)(d)	7,600	5,226,444
Palantir Technologies Inc Class A (b)	42,611	6,233,137
Palo Alto Networks Inc (b)	103,419	16,580,134
Riot Platforms Inc (b)	1,197,100	14,796,156
Roper Technologies Inc	17,400	6,157,164
Rubrik Inc Class A (b)	97,500	4,774,575
Samsara Inc Class A (b)	544,680	17,260,909
ServiceTitan Inc Class A (b)	3,900	247,494
Stripe LLC Class B (b)(c)(d)	83,200	5,241,600
Synopsys Inc (b)	28,100	11,141,088
Tanium Inc Class B (b)(c)(d)	1,259,978	9,764,830
Via Transportation Inc Class A (b)(e)	24,300	364,500
Zoom Communications Inc Class A (b)	84,516	6,794,241
		1,092,673,478
Technology Hardware, Storage & Peripherals - 1.2%
Apple Inc	797,297	202,346,006
Dell Technologies Inc Class C	105,125	17,254,166
GPGI Inc Class A	179,575	3,070,732
Seagate Technology Holdings PLC	88,100	34,514,056
Western Digital Corp	116,000	31,376,840
		288,561,800
TOTAL INFORMATION TECHNOLOGY		4,893,124,595
Materials - 0.5%
Chemicals - 0.3%
CF Industries Holdings Inc	21,200	2,752,608
Corteva Inc	897,600	75,138,096
Ecolab Inc	3,545	943,041
		78,833,745
Construction Materials - 0.1%
CRH PLC	29,100	3,058,991
James Hardie Industries PLC (b)	579,200	10,970,048
Martin Marietta Materials Inc	10,360	6,098,725
		20,127,764
Metals & Mining - 0.1%
Ivanhoe Electric Inc / US (b)	686,341	8,112,551
MP Materials Corp (b)	108,766	5,249,047
Newmont Corp	19,800	2,143,350
Steel Dynamics Inc	38,953	7,011,540
		22,516,488
TOTAL MATERIALS		121,477,997
Real Estate - 0.5%
Health Care REITs - 0.4%
Welltower Inc	534,400	105,656,224
Industrial REITs - 0.0%
Prologis Inc	9,200	1,216,056
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	85,000	11,514,100
Compass Inc Class A (b)	588,500	4,301,935
		15,816,035
Specialized REITs - 0.0%
Fermi Inc (e)	69,243	404,379
TOTAL REAL ESTATE		123,092,694
Utilities - 1.1%
Electric Utilities - 0.9%
American Electric Power Co Inc	117,875	15,451,055
Constellation Energy Corp	435,088	121,498,324
Entergy Corp	326,867	36,726,776
NRG Energy Inc	304,698	44,528,566
		218,204,721
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	275,574	41,427,039
TOTAL UTILITIES		259,631,760
TOTAL UNITED STATES		19,142,562,003
URUGUAY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Dlocal Ltd/Uruguay Class A	93,400	1,211,397
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (b)	661,500	15,815,894
TOTAL COMMON STOCKS (Cost $8,047,260,333)		21,389,235,757

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (c)(d) (Cost $464,400)	464,400	462,357

Convertible Preferred Stocks - 6.9%
	Shares	Value ($)
CHINA - 0.2%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Bytedance Ltd Series E1 (b)(c)(d)	130,945	35,444,193
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy Series E (c)(d)	173,567	10,247,395
UNITED STATES - 6.7%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	61,855	0
Rad Power Bikes Inc Series C (b)(c)(d)	243,394	2
Rad Power Bikes Inc Series D (b)(c)(d)	411,659	4
		6
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	28,000	623,840
TOTAL CONSUMER DISCRETIONARY		623,846
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	8,102	275,792
GoBrands Inc Series H (b)(c)(d)	10,223	448,074
TOTAL CONSUMER STAPLES		723,866
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	125,700	1,551,138
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	70,912	4,307,195
TOTAL FINANCIALS		5,858,333
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	594,600	1,094,064
Intarcia Therapeutics Inc (b)(c)(d)	516,522	5
Kardigan Inc Series B (c)(d)	67,755	1,447,247
		2,541,316
Health Care Providers & Services - 0.0%
Lyra Health Inc Series E (b)(c)(d)	270,000	2,195,100
Lyra Health Inc Series F (b)(c)(d)	10,070	81,869
Somatus Inc Series E (b)(c)(d)	2,206	2,830,629
		5,107,598
TOTAL HEALTH CARE		7,648,914
Industrials - 5.9%
Aerospace & Defense - 5.7%
Space Exploration Technologies Corp Series G (b)(c)(d)	145,254	764,893,039
Space Exploration Technologies Corp Series H (b)(c)(d)	42,094	221,662,795
Space Exploration Technologies Corp Series N (b)(c)(d)	66,208	348,644,707
		1,335,200,541
Air Freight & Logistics - 0.2%
Zipline International Inc Series E (b)(c)(d)	208,789	11,746,469
Zipline International Inc Series F (b)(c)(d)	79,020	4,445,665
Zipline International Inc Series G (b)(c)(d)	182,718	10,279,715
Zipline International Inc Series H (c)(d)	166,882	9,388,781
		35,860,630
TOTAL INDUSTRIALS		1,371,061,171
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.2%
Cerebras Systems Inc Series G (c)(d)	577,700	51,426,854
Software - 0.6%
Anthropic PBC Series E (b)(c)(d)	18,000	4,664,520
Anthropic PBC Series F (c)(d)	90,300	23,400,342
Applied Intuition Inc Series A2 (b)(c)(d)	55,889	5,294,924
Applied Intuition Inc Series B2 (b)(c)(d)	26,948	2,553,053
Canva Inc Series A2 (b)(c)(d)	368	495,619
Canvas Inc Series A (b)(c)(d)	2,032	2,736,677
Databricks Inc Series L (c)(d)	52,700	8,700,770
Magic Leap Inc Series AA (b)(c)(d)	325,855	3
MOLOCO Inc Series A (b)(c)(d)	39,638	2,796,857
Nuro Inc/DE Series C (b)(c)(d)	491,080	5,372,415
Nuro Inc/DE Series D (b)(c)(d)	94,265	1,193,395
OpenAI Group Pbc Series A-2 (c)(d)	48,841	33,587,468
OpenAI Group Pbc Series A-3 (c)(d)	10,483	7,209,055
Stripe LLC Series H (b)(c)(d)	34,900	2,198,700
Stripe LLC Series I (b)(c)(d)	611,900	38,549,700
		138,753,498
TOTAL INFORMATION TECHNOLOGY		190,180,352
TOTAL UNITED STATES		1,576,096,482
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $214,490,686)		1,621,788,070

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (c)(d)	488,383	113,658
Health Care - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics Inc 6% (c)(d)(i)(j)	2,280,387	0
TOTAL UNITED STATES		113,658
TOTAL PREFERRED SECURITIES (Cost $2,768,770)		113,658

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.69	470,971,135	471,065,330
Fidelity Securities Lending Cash Central Fund (k)(l)	3.69	95,630,304	95,639,867
TOTAL MONEY MARKET FUNDS (Cost $566,705,132)			566,705,197

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $8,831,689,321)	23,578,305,039
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(87,443,709)
NET ASSETS - 100.0%	23,490,861,330

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,119,764,022 or 9.0% of net assets.

(d)	Level 3 security.
(e)	Security or a portion of the security is on loan at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,743 or 0.0% of net assets.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $12,149,756 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)	Security is perpetual in nature with no stated maturity date.
(j)	Non-income producing - Security is in default.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $21,594,432.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	1,604,033

Anthropic PBC Series E	2/14/2025	1,009,557

Anthropic PBC Series F	8/18/2025	12,729,375

Applied Intuition Inc Class A	7/2/2024 - 6/16/2025	2,744,672

Applied Intuition Inc Series A2	7/2/2024	3,336,288

Applied Intuition Inc Series B2	7/2/2024	1,608,658

Asac II LP	10/10/2013	724,511

Bending Spoons SpA Class C	10/9/2025	1,720,480

Blu Homes Inc	5/21/2020	169,873

Bytedance Ltd Series E1	11/18/2020	14,348,191

Canva Inc Class A	3/18/2024 - 11/12/2025	25,915,720

Canva Inc Series A2	9/22/2023	392,531

Canvas Inc Series A	9/22/2023	2,167,455

Cerebras Systems Inc Series G	9/19/2025	20,931,457

Chobani Inc Class A	10/14/2025	5,221,728

Databricks Inc Series L	12/18/2025	10,013,000

Discord Inc Series I	9/15/2021	1,541,748

ElevateBio LLC Series C	3/9/2021	2,494,347

Epic Games Inc	7/13/2020 - 7/30/2020	13,742,500

Fanatics Inc Class A	8/13/2020 - 12/15/2021	12,263,632

GoBrands Inc Series G	3/2/2021	2,023,210

GoBrands Inc Series H	7/22/2021	3,971,539

I-Pulse Inc	3/18/2010	30,496

I-Pulse Inc	3/18/2010	50,101

Intarcia Therapeutics Inc	11/14/2012	7,040,195

Intarcia Therapeutics Inc 6%	1/3/2020	2,280,387

Kardigan Inc Series B	10/9/2025	1,447,591

Lyra Health Inc Series E	1/14/2021	2,472,282

Lyra Health Inc Series F	6/4/2021	158,143

Magic Leap Inc Class A	10/6/2017	14,999,526

Magic Leap Inc Series AA	7/7/2020	5,624,300

Magic Leap Inc warrants	7/7/2020	0

MOLOCO Inc Series A	6/26/2023	2,378,280

Nuro Inc/DE Series C	10/30/2020	6,410,853

Nuro Inc/DE Series D	10/29/2021	1,965,022

OpenAI Group Pbc Class A	9/3/2025	3,268,000

OpenAI Group Pbc Series A-2	9/30/2024	9,175,218

OpenAI Group Pbc Series A-3	8/4/2025	3,217,100

Oura Health Oy Series E	9/24/2025	9,297,984

Rad Power Bikes Inc	1/21/2021	2,288,681

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	488,383

Rad Power Bikes Inc Series A	1/21/2021	298,378

Rad Power Bikes Inc Series C	1/21/2021	1,174,094

Rad Power Bikes Inc Series D	9/17/2021	3,945,258

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Relativity Space Inc	5/27/2021 - 11/14/2023	9,186,659

Relativity Space Inc warrants 11/1/2030	11/14/2023 - 3/24/2025	0

Revolut Group Holdings Ltd	1/28/2026	9,447,639

Somatus Inc Series E	1/31/2022	1,925,033

Space Exploration Technologies Corp	10/16/2015 - 12/19/2025	24,127,794

Space Exploration Technologies Corp Series G	1/20/2015	11,251,375

Space Exploration Technologies Corp Series H	8/4/2017	5,682,690

Space Exploration Technologies Corp Series N	8/4/2020	17,876,160

Starling Bank Ltd	6/18/2021 - 4/5/2022	7,251,743

Stripe LLC Class B	5/18/2021	3,338,681

Stripe LLC Series H	3/15/2021	1,400,363

Stripe LLC Series I	3/20/2023 - 5/12/2023	12,320,080

Tanium Inc Class B	4/21/2017 - 9/18/2020	9,906,875

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	464,400

Tenstorrent Holdings Inc Series C1	4/23/2021	4,216,027

Tulco LLC	8/24/2017	5,866,668

Veterinary Emergency Group	9/16/2021 - 11/13/2023	7,007,855

Zipline International Inc	10/12/2021	2,697,480

Zipline International Inc Series E	12/21/2020	6,812,660

Zipline International Inc Series F	4/11/2023	3,176,375

Zipline International Inc Series G	6/7/2024	7,664,344

Zipline International Inc Series H	12/3/2025	9,389,492

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	274,858,756	1,405,639,360	1,209,432,786	3,239,540	(11,237)	11,237	471,065,330	470,971,135	0.7%
Fidelity Securities Lending Cash Central Fund	133,711,613	507,993,612	546,065,358	128,080	-	-	95,639,867	95,630,304	0.3%
Total	408,570,369	1,913,632,972	1,755,498,144	3,367,620	(11,237)	11,237	566,705,197

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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